EQUITY-BASED COMPENSATION - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share price (USD per share)	$ 318.51
Total compensation expense not yet recognized of stock options	$ 9
RSUs and RSAs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total compensation expense not yet recognized of equity instrument other than options	$ 90
Period for recognition of total compensation expense not yet recognized	2 years 2 months 12 days
Excess tax benefit	$ 5	$ 8	$ 4
RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares received upon vesting (in shares)	1
Vesting period	3 years
RSAs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	10 years
PSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Total compensation expense not yet recognized of equity instrument other than options	$ 23
Period for recognition of total compensation expense not yet recognized	1 year 7 months 6 days
Excess tax benefit	$ 6	$ 11	$ 7
PSUs | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rate	0.00%
PSUs | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rate	200.00%
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Period for recognition of total compensation expense not yet recognized	1 year 4 months 24 days
Expiration date after date of grant	10 years